Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2025	December 31, 2024
	$	$
USD - U.S. dollar	19,191,738	28,271,247
GBP - Sterling	226,857	194,644
EUR - Euro	2,911	4,599
AUD - Australian dollar	373,330	768,699
ZAR - South African Rand	398	1,932
TZS - Tanzania Shilling	347,837	42,821
CAD - Canadian dollar	1,179	-
Total cash and cash equivalents	20,144,250	29,283,942

Made up of:
Cash at banks and on hand	20,144,250	24,283,942
Short-term deposits	-	5,000,000
Total cash and cash equivalents	20,144,250	29,283,942